Securities - Summary of Contractual Maturities of the Carrying Values of Financial Instruments Held (Parenthetical) (Detail) - Financial assets designated as at FVOCI [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Investments in equity instruments designated at fair value through other comprehensive income disposed of during the year	$ 2	$ 129
Cumulative gain (loss) on disposal of equity securities	$ 0	$ 1